Share-Based Compensation - Predecessor Share-Based Compensation - Summary of the activity of options (Details) - Stock options	Jan. 15, 2020 $ / shares shares
Units
Outstanding	466
Options vested and exercisable at January 15, 2020	222
Nonvested options outstanding at January 15, 2020	244
Weighted Average Grant Date Fair Value
Outstanding | $ / shares	$ 6.19
Units outstanding and expected to vest as of December 31, 2021	6.19
Nonvested options outstanding at January 15, 2020 | $ / shares	$ 6.19